Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Vessel Operating Expenses [Abstract]
Vessel Operating Expenses
The amounts reflected in “Vessel Operating expenses” in the accompanying consolidated statements of comprehensive loss are analyzed as follows:

	December 31,	December 31,	December 31,
Vessel Operating Expenses	2024	2023	2022
Crew & crew related costs	$6,235	$5,254	$3,770
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	2,828	2,865	1,769
Lubricants	660	638	415
Insurances	816	781	534
Annual taxes and registration fees	255	232	151
Other	1,692	651	241
Total Vessel operating expenses	$12,486	$10,421	$6,880